BIOLOGICAL ASSETS - Fair value adjustment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair value adjustment of biological assets recognized under other operating income (expense), net
Physical changes	R$ (37,088)	R$ 148,190
Price	1,236,847	614,901
Fair value adjustment of biological assets	1,199,759	763,091	R$ 466,484
Biological assets pledged	R$ 0	R$ 0